1
Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments — June 30, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 85.2%
Aerospace and Defense  — 0.4%
5,200 AstroNova Inc.† ......................................... $ 148,044
500 Ducommun Inc.† ....................................... 92,605
240,649
Automotive  — 0.8%
11,500 LKQ Corp. .................................................. 302,795
6,183 Monro Inc. ................................................. 105,791
25,000 Pinewood Technologies Group plc† ........... 88,209
496,795
Broadcasting  — 0.9%
33,000 Sinclair Inc. ................................................ 470,250
2,000 Versant Media Group Inc. .......................... 72,020
542,270
Building and Construction  — 5.6%
400 Arcosa Inc. ................................................. 58,116
800 Carrier Global Corp. ................................... 58,680
2,000 Champion Homes Inc.† .............................. 176,240
2,600 Lennar Corp., Cl. B ..................................... 230,646
11,510 Nobility Homes Inc. .................................... 341,559
10,550 Taylor Morrison Home Corp.† .................... 756,857
6,000 Vulcan Materials Co. .................................. 1,770,060
3,392,158
Business Services  — 2.4%
300,000 Clear Channel Outdoor Holdings Inc.† ....... 726,000
66,000 Dawson Geophysical Co.† .......................... 392,040
2,000 Ework Group AB ......................................... 12,170
31,200 Global Business Travel Group I† ................ 292,968
12,000 Yext Inc.† ................................................... 56,040
1,479,218
Cable and Satellite  — 0.4%
3,500 Liberty Broadband Corp., Cl. A† ................. 116,480
3,500 Liberty Broadband Corp., Cl. C† ................. 116,410
232,890
Communications  — 0.0%
3,000 IHS Holding Ltd.† ...................................... 24,720
Communications Equipment  — 0.2%
1,800 Digi International Inc.† ............................... 134,910
Computer Software and Services  — 1.5%
1,000 Datagroup SE ............................................. 86,723
6,000 Information Services Corp. ........................ 215,759
7,250 LiveRamp Holdings Inc.† ........................... 272,890
300 PSI Software SE† ....................................... 15,082
200 Rockwell Automation Inc. .......................... 99,016
30,000 Stratasys Ltd.† ........................................... 256,800
946,270
Consumer Products  — 0.3%
5,300 Capri Holdings Ltd.† .................................. 98,421
Shares
Market
Value
2,000 iRobot Corp.†(a) ........................................ $ 108
800 Olaplex Holdings Inc.† ............................... 1,640
2,000 Sturm Ruger & Co. Inc. ............................. 75,700
175,869
Consumer Services  — 0.2%
400 UniFirst Corp. ............................................. 105,784
Containers and Packaging  — 0.1%
9,800 Ardagh Metal Packaging SA ....................... 46,452
Diversified Industrial  — 10.6%
6,650 Chart Industries Inc.† ................................ 1,389,451
300 Genco Shipping & Trading Ltd. .................. 7,434
300 Herc Holdings Inc. ..................................... 43,002
3,600 Hexcel Corp. ............................................... 360,216
105,200 Myers Industries Inc. ................................. 3,714,612
10,000 Qube Holdings Ltd. .................................... 35,310
550,000 Schmitt Industries Inc.†(b) ........................ 15,235
1,500 Target Hospitality Corp.† ............................ 30,540
45,000 Tredegar Corp.† ......................................... 358,200
44,000 Velan Inc. ................................................... 511,898
6,465,898
Electronics  — 0.5%
1,000 Bel Fuse Inc., Cl. A ..................................... 291,230
Energy and Utilities  — 15.2%
4,200 Alerion Cleanpower SpA ............................. 103,417
48,000 Algonquin Power & Utilities Corp. .............. 281,280
120,000 Alvopetro Energy Ltd. ................................ 730,196
17,000 Avista Corp. ................................................ 695,470
2,500 DMC Global Inc.† ....................................... 14,525
32,000 Endesa SA .................................................. 1,458,140
12,500 Energy Transfer LP ..................................... 239,000
1,000 Essential Utilities Inc. ................................. 38,310
160,000 Gulf Coast Ultra Deep Royalty Trust† ......... 5,936
2,000 National Fuel Gas Co. ................................. 154,420
7,700 Northwestern Energy Group Inc. ................ 551,474
8,200 ONEOK Inc. ................................................ 712,908
12,000 Portland General Electric Co. ..................... 621,960
15,500 Severn Trent plc ......................................... 607,753
12,000 SLB Ltd. ..................................................... 557,880
2,000 Southwest Gas Holdings Inc. ..................... 177,360
550 Sunococorp LLC ........................................ 37,218
51,500 The AES Corp. ............................................ 754,990
19,500 TXNM Energy Inc. ...................................... 1,107,210
9,000 UGI Corp. ................................................... 310,860
3,000 Western Midstream Partners LP ................ 131,280
9,291,587
Entertainment  — 9.3%
21,700 Atlanta Braves Holdings Inc., Cl. A† ........... 1,221,927
7,300 Atlanta Braves Holdings Inc., Cl. C† ........... 378,870
1,000 Electronic Arts Inc. ..................................... 205,040

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
1,500 Endeavor Group Holdings Inc., Cl. A† ........ $ 41,250
42,000 Fox Corp., Cl. B .......................................... 1,967,280
400 Grindr Inc.† ................................................ 5,748
120,000 IMAX China Holding Inc.† .......................... 122,405
128 Liberty Live Holdings Inc., Cl. A† ............... 12,961
128 Liberty Live Holdings Inc., Cl. C† ............... 13,522
3,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ...................................................... 262,620
3,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ...................................................... 285,420
20,000 Manchester United plc, Cl. A† .................... 458,600
25,250 Warner Bros Discovery Inc.† ..................... 673,165
5,648,808
Equipment and Supplies  — 0.1%
1,182 HNI Corp. ................................................... 47,765
Financial Services  — 5.7%
200 Brighthouse Financial Inc.† ........................ 12,660
800 Brookfield Asset Management Ltd., Cl. A ... 35,880
4,500 Brookfield Corp. ......................................... 191,655
200 Core Scientific Inc.† ................................... 5,118
15,000 DigitalBridge Group Inc. ............................. 236,700
2,000 First Bank ................................................... 35,460
10,000 First Horizon Corp. ..................................... 256,400
45,787 Huntington Bancshares Inc. ....................... 811,804
18,500 International Money Express Inc.† ............. 267,325
17,550 Janus Henderson Group Ltd. ..................... 911,722
26,000 Navient Corp. ............................................. 221,260
17,000 Payoneer Global Inc.† ................................ 121,040
7,684 Shore Bancshares Inc. ............................... 176,348
1,500 SouthState Bank Corp. ............................... 149,850
700 Towne Bank ................................................ 25,368
3,458,590
Food and Beverage  — 0.7%
3,000 Flowers Foods Inc. ..................................... 23,700
9,900 GrainCorp Ltd., Cl. A .................................. 33,654
3,500 Nathan's Famous Inc. ................................ 355,600
412,954
Health Care  — 9.0%
4,150 Apogee Therapeutics Inc.† ......................... 550,830
1,000 Atrium Therapeutics Inc.† .......................... 13,450
12,000 Avanos Medical Inc.† ................................. 298,560
2,360 BioCryst Pharmaceuticals Inc.† ................. 23,600
1,200 Bio-Rad Laboratories Inc., Cl. A† ............... 352,332
2,200 Bio-Techne Corp. ........................................ 155,430
5,000 Catalyst Pharmaceuticals Inc.† .................. 157,150
27,500 Cross Country Healthcare Inc.† ................. 363,275
5,750 Edgewell Personal Care Co. ....................... 154,445
74,000 Esperion Therapeutics Inc.† ....................... 233,840
Shares
Market
Value
2,000 Globus Medical Inc., Cl. A† ........................ $ 158,020
7,000 Grifols SA, ADR .......................................... 49,560
100 ICU Medical Inc.† ....................................... 14,660
2,200 Idorsia Ltd.† ............................................... 18,692
1,000 Illumina Inc.† ............................................. 175,830
500 Kenvue Inc. ................................................ 9,555
24,000 LENSAR Inc.† ............................................ 137,040
2,950 Nuvalent Inc., Cl. A† ................................... 364,325
33,750 Organon & Co. ........................................... 456,975
400 Penumbra Inc.† ......................................... 126,300
50,000 Perrigo Co. plc ........................................... 519,500
5,375 QIAGEN NV ................................................ 210,163
3,500 QuidelOrtho Corp.† .................................... 61,302
2,750 STAAR Surgical Co.† .................................. 78,897
10,000 Surgery Partners Inc.† ............................... 168,000
1,000 TherapeuticsMD Inc.† ................................ 2,210
2,500 TruBridge Inc.† .......................................... 65,525
35,200 Viatris Inc. .................................................. 558,976
5,478,442
Hotels and Gaming  — 0.3%
5,100 Caesars Entertainment Inc.† ...................... 153,918
1,300 MGM Resorts International† ...................... 62,153
216,071
Machinery  — 1.2%
25,000 CFT SpA†(a) ............................................... 131,399
44,000 CNH Industrial NV ...................................... 494,120
4,500 Valmet Oyj .................................................. 108,593
734,112
Materials  — 1.9%
7,000 Rogers Corp.† ............................................ 1,146,110
Media  — 0.1%
14,700 The E.W. Scripps Co., Cl. A† ...................... 40,719
Metals and Mining  — 2.8%
31,700 Alamos Gold Inc., Cl. A .............................. 961,778
3,000 Kinross Gold Corp. ..................................... 71,031
2,500 Newmont Corp. .......................................... 233,500
2,500 Orogen Royalties Inc.† ............................... 6,522
10,000 Pan American Silver Corp. ......................... 448,299
1,721,130
Publishing  — 0.4%
25,700 Lee Enterprises Inc.† ................................. 230,272
Real Estate  — 1.7%
600 Millrose Properties Inc., REIT .................... 18,030
2,400 Ryman Hospitality Properties Inc., REIT .... 308,520
8,000 Sila Realty Trust Inc., REIT ......................... 242,880
24,000 Trinity Place Holdings Inc.†(a) ................... 0
12,000 Two Harbors Investment Corp., REIT ......... 148,920
4,510 VICI Properties Inc., REIT .......................... 119,740

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
10,500 Whitestone REIT ........................................ $ 199,080
1,037,170
Retail  — 2.4%
8,000 Albertsons Companies Inc., Cl. A ............... 108,240
10,000 Bapcor Ltd. ................................................ 3,012
8,800 Macy's Inc. ................................................ 207,240
135,000 Sportsman's Warehouse Holdings Inc.† .... 179,550
21,600 Village Super Market Inc., Cl. A .................. 911,088
12,400 Yamada Holdings Co. Ltd. .......................... 50,158
1,459,288
Semiconductors  — 0.2%
500 Silicon Laboratories Inc.† .......................... 109,280
300 SkyWater Technology Inc.† ........................ 10,446
119,726
Specialty Chemicals  — 0.2%
8,200 Mativ Holdings Inc. .................................... 62,074
13,500 SGL Carbon SE† ........................................ 68,565
130,639
Telecommunications  — 7.3%
200,000 Koninklijke KPN NV .................................... 986,292
50,000 Liberty Global Ltd., Cl. A† .......................... 568,500
20,000 Liberty Latin America Ltd., Cl. A† ............... 156,800
12,000 Liberty Latin America Ltd., Cl. C† ............... 93,480
7,000 Orange Belgium SA† .................................. 171,961
11,000 Parrot SA† ................................................. 126,943
500 QUALCOMM Inc. ........................................ 92,395
4,000 Rogers Communications Inc., Cl. B ........... 130,000
5,800 Sunrise Communications AG, Cl. A ............ 288,564
135,000 Telefonica Deutschland Holding AG† ......... 316,215
30,200 Telesat Corp.† ............................................ 1,528,724
4,459,874
Transportation  — 0.0%
300 ZIM Integrated Shipping Services Ltd. ....... 7,800
Wireless Communications  — 2.8%
12,000 Array Digital Infrastructure Inc. .................. 435,120
10,700 Millicom International Cellular SA .............. 971,132
8,000 Telephone and Data Systems Inc. .............. 296,080
1,702,332
TOTAL COMMON STOCKS .................. 51,918,502
CLOSED-END FUNDS  — 0.1%
30,000 Altaba Inc., Escrow† .................................. 39,000
Shares
Market
Value
PREFERRED STOCKS  — 0.1%
Telecommunications  — 0.1%
3,200 Liberty Latin America Ltd., Ser. A, 9.000% $ 69,408
RIGHTS  — 0.7%
Computer Software and Services  — 0.0%
4,000 Gen Digital Inc., CVR† ................................ 5,160
Consumer Products  — 0.0%
2,000 Monogram Technologies Inc., CVR† .......... 1,400
Food and Beverage  — 0.0%
5,000 TreeHouse Foods Inc., CVR† ...................... 8,750
Health Care  — 0.3%
5,000 89bio Inc., CVR† ........................................ 1,500
6,700 ABIOMED Inc., CVR† ................................. 10,720
8,000 Akero Therapeutics Inc., CVR† .................. 4,000
20,000 Akouos Inc., CVR† ..................................... 10,000
4,000 Albireo Pharma Inc., CVR† ........................ 9,000
13,000 Ambit Biosciences Corp., CVR†(a) ............. 0
11,500 Apellis Pharmaceuticals Inc., CVR† ........... 115
2,000 Arcellx Inc., CVR† ...................................... 100
10,000 Avadel Pharmaceuticals plc, CVR† ............. 5,500
7,000 Blueprint Medicines Corp., CVR† ............... 2,800
2,000 Centessa Pharmaceuticals plc, CVR† ......... 4,000
50,000 Checkpoint Therapeutics Inc., CVR† .......... 5,000
56,000 Chinook Therapeutics Inc., CVR† ............... 11,200
28,000 Epizyme Inc., CVR† .................................... 560
5,000 Flexion Therapeutics Inc., CVR† ................ 500
12,000 Fusion Pharmaceuticals Inc., CVR† ........... 6,000
30,000 Gracell Biotechnologies Inc., CVR† ............ 1,200
5,000 Hologic Inc., CVR† ..................................... 50
30,000 Icosavax Inc., CVR† ................................... 9,000
2,000 Landos Biopharma Inc., CVR†(a) ............... 5,020
4,000 Mersana Therapeutics Inc., CVR† .............. 7,000
4,800 Metsera Inc., CVR† .................................... 21,600
15,000 Mirati Therapeutics Inc., CVR† .................. 7,500
3,000 Opiant Pharmaceuticals Inc., CVR† ............ 1,500
6,000 Paragon 28 Inc., CVR† ............................... 300
100,000 Paratek Pharmaceuticals Inc., CVR† .......... 2,000
4,500 Poseida Therapeutics Inc., CVR† ............... 2,250
2,000 Prevail Therapeutics Inc., CVR† ................. 400
20,000 Regulus Therapeutics Inc, CVR† ................ 20,000
5,000 Sage Therapeutics Inc., CVR† .................... 500
14,000 scPharmaceuticals Inc., CVR† ................... 4,200
500 Sigilon Therapeutics Inc., CVR†(a) ............ 3,775
17,000 Verve Therapeutics Inc., CVR† ................... 8,500
65,000 Vigil Neuroscience Inc., CVR† .................... 3,250
169,040
Materials  — 0.0%
17,500 Resolute Forest Products Inc., CVR† ......... 26,250

Gabelli Enterprise Mergers and Acquisitions Fund
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
Shares
Market
Value
RIGHTS (Continued)
Metals and Mining  — 0.4%
10,000 Kinross Gold Corp., CVR†(a) ..................... $ 0
400,000 Pan American Silver Corp., CVR† .............. 220,400
220,400
TOTAL RIGHTS ............................... 431,000
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 13.9%
$ 8,525,000 U.S. Treasury Bills,
3.570% to 3.717%††,
07/02/26 to 09/24/26(c) ......................... 8,487,193
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $46,846,288) ................................ $ 60,945,103
Shares
Market
Value
SECURITIES SOLD SHORT — (0.5)%
Electronics — (0.5)%
1,000 Bel Fuse Inc., Cl. B ......................... $ 333,040
TOTAL SECURITIES SOLD SHORT
(Proceeds received $106,149)(d) ....... $ 333,040
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(c) At June 30, 2026, $30,000 of the principal amount was pledged as collateral for securities sold short.
(d) At June 30, 2026, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust